Common Stock Common Stock (Tables)	6 Months Ended
Jul. 31, 2017
Equity [Abstract]
Summary of Authorized, Issued and Reserved Outstanding Common Stock
The following table summarizes our authorized, issued, reserved and outstanding common stock as of January 31, 2017:

	Authorized Preferred Stock	Preferred Issued	Common Reserved	Common Issued	Common Issued or Reserved for Issuance
Series A	12,936,594	12,936,594	12,936,594	—	12,936,594
Series B	12,314,006	12,314,006	12,314,006	—	12,314,006
Series C	8,951,868	8,951,868	8,951,868	—	8,951,868
Series D	8,965,178	8,965,178	8,965,178	—	8,965,178
Series E	8,756,093	8,756,093	8,756,093	—	8,756,093
Series F	10,989,008	10,989,008	10,989,008	—	10,989,008
Series F-1	11,994,668	11,994,668	11,994,668	—	11,994,668
Common outstanding	—	—	—	38,156,688	38,156,688
2008 Equity Incentive Plan:
Restricted stock units and options outstanding	—	—	44,560,246	—	44,560,246
Shares available for grant	—	—	581,084	—	581,084
Amended and Restated 2008 Stock Purchase and Option Plan (from prior acquisition):
Options outstanding	—	—	53,455	—	53,455
Undesignated	—	—	1,741,112	—	1,741,112
	74,907,415	74,907,415	121,843,312	38,156,688	160,000,000
The following table summarizes our authorized, issued, reserved and outstanding common stock as of July 31, 2017:

	Common Reserved	Common Issued	Common Issued or Reserved for Issuance
	(unaudited)
Common outstanding	—	131,250,336	131,250,336
2017 Equity Incentive Plan:
Restricted stock units and options outstanding	1,387,150	—	1,387,150
Shares available for grant	29,848,932	—	29,848,932
2017 Employee Stock Purchase Plan:
Shares available for grant	3,000,000	—	3,000,000
2008 Equity Incentive Plan:
Restricted stock units and options outstanding	44,969,015	—	44,969,015
Amended and Restated 2008 Stock Purchase and Option Plan (from prior acquisition):
Options outstanding	53,225	—	53,225
Undesignated	989,491,342	—	989,491,342
	1,068,749,664	131,250,336	1,200,000,000